GREAT PLAINS
FUNDS

COMBINED SEMI-ANNUAL
REPORT AND SUPPLEMENT TO
PROSPECTUS DATED
SEPTEMBER 1, 1997

Great Plains Equity Fund
Great Plains International Equity Fund
Great Plains Premier Fund
Great Plains Intermediate Bond Fund
Great Plains Tax-Free Bond Fund

February 18, 1998

Advised by
First Commerce Investors, Inc.


INVESTMENT ADVISER MESSAGE
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the first Report to Shareholders for the Great Plains Funds. This report covers the five-month period from the funds' initial date of operation through February 28, 1998. It gives you a complete picture of your fund, beginning with an overview by the fund's portfolio manager or Team Leader followed by a complete listing of fund holdings and the financial statements.

Fund-by-fund performance highlights for each fund are as follows. I urge you to read the portfolio manager commentary to familiarize yourself with your fund and how it is managed.

GREAT PLAINS EQUITY FUND

This fund offers an all around approach to stock investing. It pursues total return (current income and capital appreciation) over the long term by investing in large- and medium-capitalization U.S. and foreign stocks.

Over the reporting period, the fund delivered a total return of 9.48% (6.19% adjusted for the sales charge).* The major contributor to the fund's total return was a $0.93 per share increase in net asset value, as the fund's net asset value rose from $10.00 on the first day of the reporting period to $10.93 on the last day. Shareholders also received dividend income totaling $0.02 per share. Fund assets totaled $205 million at the end of the reporting period.

GREAT PLAINS PREMIER FUND

Designed for the more aggressive stock investor, this fund pursues total return (current income and capital appreciation) by investing in small- capitalization U.S. and foreign common stocks.+ Over the reporting period, the fund produced a total return of 3.61% (0.50% adjusted for the sales charge).* A $0.36 per share increase in net asset value accounted for the total return. At the end of the reporting period, fund assets reached $26 million.

GREAT PLAINS INTERMEDIATE BOND FUND

This bond fund offers income and a less aggressive approach to total return than stocks. It invests in intermediate-term bonds issued by U.S. and international corporations and governments. At the end of the reporting period, the fund's $137 million in assets were invested primarily across corporate bonds (27.9%), U.S. Treasury securities (27.8%) mortgage-backed securities (22.0%) and government agency securities (18.6%). Over the reporting period, this portfolio produced a total return of 4.19% (1.05% adjusted for the sales charge) through a $0.17 per share increase in net asset value and $0.25 per share in dividend income.*

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 + Small-cap stocks have historically experienced greater volatility than average. Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.




-------------------------------------------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND

Designed for the tax-sensitive income investor, this fund pursues current income exempt from federal regular income tax and, secondarily, exempt from Nebraska regular income tax.* It invests primarily in intermediate-to long-term, investment-grade bonds issued by municipalities in Nebraska and other states. Over its initial period of operation, the fund achieved a total return of 2.68% (-0.41% adjusted for the sales charge) through dividend income totaling $0.11 per share and a net asset value increase of $0.09 per share.** Assets reached $66 million at the end of the reporting period.

Thank you for joining other investors across Nebraska who are using the quality, local management and diversification of the Great Plains Funds to reach their financial goals. We'll continue to update you on the progress of your investments.

Sincerely,

James Stuart, III                         H. Cameron Hinds
Chairman & Chief Executive Officer        President & Chief Investment Officer
First Commerce Investors                  First Commerce Investors
Investment Adviser to Great Plains Funds  Investment Adviser to Great Plains
                                          Funds

 * Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



INVESTMENT REVIEW
-------------------------------------------------------------------------------

GREAT PLAINS EQUITY FUND

The past three years have produced exceptional returns in the stock market. For only the third time in history, the Dow Jones Industrial Average was up over 20% on a total return basis, for three years in a row. The other two times occurred in 1926-1928, (the market crashed in 1929), and 1932-1934 (coming out of the bottom of the great depression). While using traditional valuation measurements, many stocks appear to be fairly to overvalued. However, the basic fundamental background remains extremely positive. Inflation is falling, interest rates are reasonably low, corporate earnings continue to grow, and cash flows into stock mutual funds continue strong.

Performance for the Great Plains Equity Fund continues to be good. For the year ended February 28, 1998, the fund had a total return, based on net asset value of 29.93%* relative to 28.31% for the Lipper Growth & Income Average.** For the five month period ended February 28, 1998, the fund had a total return of 9.48% (6.19% adjusted for the sales charge).*** Despite strong returns over the past three years, the fund was up 8.41% year to date through the end of February. The fund is currently 96.1% invested in stocks. As always, we continue to closely monitor the operating fundamentals of our stock holdings, attempting to own high quality business franchises with excellent long-term growth prospects. We are also continuously assessing the valuation prospects for our companies, looking for opportunities to improve the long-term performance for our shareholders.

GREAT PLAINS PREMIER FUND

Economic fundamentals have continued to drive exceptional performance for most stock funds. Inflation is running at close to 2%, interest rates have again fallen, and cash continues to flow into stock mutual funds. Larger, "blue chip" stocks have performed especially well over the past three years. We believe this has created an environment leaving many smaller company stocks with relatively attractive valuations. Many of these smaller companies have better growth prospects than larger companies in the same industry.

  * The Equity Fund's total return for the year ended February 28, 1998, based on offering price, was 26.03%. The Equity Fund's total returns for the five and ten year periods ended February 28, 1998, based on net asset value and offering price, were 19.06% and 18.34% and 14.79% and 14.44%, respectively. The quoted performance data includes the performance of a common trust fund advised by First Commerce Investors, Inc., for the period before the date on which the fund commenced operations (9/26/97), as adjusted to reflect the fund's anticipated expenses as set forth in the "Expenses of the Fund" section of the fund's initial prospectus. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

 ** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

*** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



Performance for the Great Plains Premier Fund continues to be good. For the year ended February 28, 1998, the fund had a total return, based on net asset value of 28.60%* relative to 26.45% for the Lipper Small Cap Average.** For the five month period ended February 28, 1998, the fund had a total return of 3.61% (0.50% adjusted for the sales charge).*** The fund is currently 88.2% invested in stocks. We have been successful in continuing to identify high quality growing companies that trade within our valuation parameters. We continue to define a "small cap" holding as those firms with a market capitalization of less than $1 billion. The weighted average market cap for the holdings in the Great Plains Premier Fund was approximately $850 million as of February 28, 1998.

GREAT PLAINS INTERMEDIATE BOND FUND

The fixed income markets over the last couple of months have begun to stabilize and have not changed much in response to recent economic reports. The Federal Reserve Board, likewise, has not changed its credit reins as the U.S. economy continues to expand, but not at an alarming pace, and inflation remains low. Therefore, most interest rates are about the same as they were in early December after rallying from their 1997 highs of last April. Nevertheless the bond markets are continually analyzing the economic data to determine if a new economic trend has started, which would cause interest rates to adjust significantly. Fixed income investors are beginning to gravitate again towards two different investment camps: those expecting interest rates to rise and those expecting interest rates to decline.

  * The Premier Fund's total return for the year ended February 28, 1998, based on offering price, was 24.74%. The Premier Fund's total returns for the five year period ended February 28, 1998, and for the period from October 1988 (date of inception) to February 28, 1998, based on net asset value and offering price, were 17.80% and 17.08% and 12.66% and 12.30%, respectively. The quoted performance data includes the performance of a common trust fund advised by First Commerce Investors, Inc., for the period before the date on which the fund commenced operations (9/26/97), as adjusted to reflect the fund's anticipated expenses as set forth in the "Expenses of the Fund" section of the fund's initial prospectus. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

 ** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

*** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



The Great Plains Intermediate Bond Fund is still structured to benefit from a modest reduction from the current interest rate levels, but recent transactions have been designed to move the portfolio from a slightly aggressive to a slightly more conservative posture with respect to interest rate movements. The fund's average maturity is still about 8.8 years but its modified duration is at
5.5 slightly less than it was a couple of months ago. The fund has approximately 28% of its portfolio in U.S. Treasury securities, approximately 19% in government agencies, approximately 28% in corporate bonds and approximately 22% in mortgage-backed securities. The fund's short-term investments account for approximately 3% of its assets. Over the reporting period the fund has kept its turnover low as the portfolio was properly positioned to benefit from the interest rate environment. The Great Plains Intermediate Bond Fund's total return for the five month period ended February 28, 1998, was 4.19% (1.05% adjusted for the sales charge).*

GREAT PLAINS TAX-FREE BOND FUND

The municipal bond market followed its taxable counterparts to lower interest rates over the last six months, but since year end it, too, has traded sideways with little change in overall interest rates. The tax-exempt bond market, like the other markets, have unique factors that influence its interest rate levels and the shape of its yield curve. Most recently the supply of new municipal bonds has been increasing so the yields available in the municipal bond market have been closer to the yields offered in the taxable markets. Therefore, municipal bonds have become a relatively more attractive investment than they were during most of 1997. This relative attractiveness can disappear when bond market conditions change.

The management of the Great Plains Tax-Free Bond Fund continues to focus on providing current income exempt from federal and state income taxes with an emphasis on providing income exempt from Nebraska taxes.** To accomplish this the fund has maintained just under 60% of its assets in Nebraska bonds and added to its position of Puerto Rico municipal bonds, which are also exempt from Nebraska state income taxes. The fund has kept its turnover low and minimized the recognition of taxable capital gains. The fund's average maturity is 7.8 years and it has a duration of 4.7 years. These portfolio measures are slightly longer than they were six months ago as the fund has been attempting to its increase its income distribution by investing in longer bonds, which provide higher yields. The Great Plains Tax-Free Bond Fund had a total return of 2.68% for the five month period ended February 28, 1998 (- 0.41% adjusted for the sales charge).*

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Income may be subject to the federal alternative minimum tax.


 A. Please insert the following "Financial Highlights" table as page 2.


GREAT PLAINS EQUITY FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        PERIOD ENDED
                                                        (UNAUDITED)
                                                        FEBRUARY 28,
                                                          1998(A)
------------------------------------------------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                        0.02
 ------------------------------------------------------
 Net realized and unrealized gain (loss) on investments       0.93
 ------------------------------------------------------
                                                          --------
 Total from investment operations                             0.95
 ------------------------------------------------------
                                                          --------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                    (0.02)
 ------------------------------------------------------
                                                          --------
NET ASSET VALUE, END OF PERIOD                              $10.93
-------------------------------------------------------
                                                          --------
TOTAL RETURN (B)                                              9.48%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                     1.01%*
 ------------------------------------------------------
 Net investment income                                        0.42%*
 ------------------------------------------------------
 Expense waiver/reimbursement (c)                             0.00%*
 ------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                  $204,727
 ------------------------------------------------------
 Average commission rate paid (d)                          $0.0457
 ------------------------------------------------------
 Portfolio turnover                                             13%
 ------------------------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS PREMIER FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                            PERIOD ENDED
                                                            (UNAUDITED)
                                                            FEBRUARY 28,
                                                              1998(A)
----------------------------------------------------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
 Net investment loss                                             0.00
 ----------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
  foreign currency                                               0.36
 ----------------------------------------------------------
                                                              -------
 Total from investment operations                                0.36
 ----------------------------------------------------------
                                                              -------
 Distributions from net investment income                        0.00(e)
 ----------------------------------------------------------
                                                              -------
NET ASSET VALUE, END OF PERIOD                                $ 10.36
-----------------------------------------------------------
                                                              -------
TOTAL RETURN (B)                                                 3.61%
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
 Expenses                                                        1.40%*
 ----------------------------------------------------------
 Net investment loss                                            (0.08%)*
 ----------------------------------------------------------
 Expense waiver/reimbursement (c)                                0.20%*
 ----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
 Net assets, end of period (000 omitted)                      $25,785
 ----------------------------------------------------------
 Average commission rate paid (d)                             $0.0075
 ----------------------------------------------------------
 Portfolio turnover                                                21%
 ----------------------------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from September 29, 1997 (date of initial public investment) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(e) Distributions less than one cent per share.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        PERIOD ENDED
                                                        (UNAUDITED)
                                                        FEBRUARY 28,
                                                          1998 (A)
------------------------------------------------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                        0.25
 ------------------------------------------------------
 Net realized and unrealized gain (loss) on investments       0.17
 ------------------------------------------------------
                                                          --------
 Total from investment operations                             0.42
 ------------------------------------------------------
                                                          --------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                    (0.25)
 ------------------------------------------------------
 Distributions from net realized gains                       (0.00)(d)
 ------------------------------------------------------
                                                          --------
 Total distributions                                         (0.25)
 ------------------------------------------------------
                                                          --------
NET ASSET VALUE, END OF PERIOD                            $  10.17
-------------------------------------------------------
                                                          --------
TOTAL RETURN (B)                                              4.19%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                     0.79%*
 ------------------------------------------------------
 Net investment income                                        5.91%*
 ------------------------------------------------------
 Expense waiver/reimbursement (c)                             0.00%*
 ------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                  $137,206
 ------------------------------------------------------
 Portfolio turnover                                              3%
 ------------------------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Distributions less than one cent per share.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS TAX-FREE BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        PERIOD ENDED
                                                        (UNAUDITED)
                                                        FEBRUARY 28,
                                                          1998(A)
------------------------------------------------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                       0.11
 ------------------------------------------------------
 Net realized and unrealized gain (loss) on investments      0.09
 ------------------------------------------------------
                                                          -------
 Total from investment operations                            0.20
 ------------------------------------------------------
                                                          -------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                   (0.11)
 ------------------------------------------------------
                                                          -------
NET ASSET VALUE, END OF PERIOD                            $ 10.09
-------------------------------------------------------
                                                          -------
TOTAL RETURN (B)                                             2.68%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                    0.85%*
 ------------------------------------------------------
 Net investment income                                       4.24%*
 ------------------------------------------------------
 Expense waiver/reimbursement (c)                            0.00%*
 ------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                  $65,831
 ------------------------------------------------------
 Portfolio turnover                                             4%
 ------------------------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


 B. Effective January 23, 1998, the contract between First Commerce Investors, Inc. (the "Adviser") and Peter Kinney (the "Sub-Adviser") was terminated. Accordingly, please delete all references to the Sub-Adviser.


 C.Please delete the section entitled "Purchases at Net Asset Value" on page 10 and replace it with the following:


  PURCHASES AT NET ASSET VALUE. Shares of the Funds may be purchased at net asset value, without a sales charge:

    . by or through the Trust Division of NBC, other affiliates or correspondent financial depository institution of First Commerce Bancshares for accounts which are held in a fiduciary, agency, custodial, or similar capacity, except for those customers whose only relationship is a custodial IRA;
    . by current fiduciary customers of NBC, other affiliates, or correspondent financial depository institutions of NBC;
    . by trustees, directors and current and retired employees of FCBI, NBC, the Adviser, the Distributor and their affiliates, as well as the spouses and children under the age of 21 of such trustees, directors and employees;
    . by shareholders of First Commerce Bancshares, the Adviser, the Distributor and their affiliates with a position of at least 1,000 shares;
    . by any accounts for which a current or retired employee of NBC, the Adviser, the Distributor and their affiliates serves in a fiduciary, agency, custodial or similar capacity;
    . by trust companies or trust divisions of other non-affiliated financial depository institutions if the aggregate account has a current market value greater than $1,000,000 or demonstrates the intent of investing $1,000,000 over a period of time;
    . by accounts transferred or distributed out of the Trust Division of NBC, its correspondents or other affiliates into accounts maintained by NBC as dealer;
    . by financial depository institutions that have a current correspondent relationship with NBC as fiduciary; and
    . by investors who purchase shares through a wrap account or a no-transaction fee program if the sponsor of the wrap account or no-transaction fee program has entered into a sales agreement with the Distributor.

  In addition, any Fund of the Trust may purchase shares of another Fund of the Trust at net asset value without any sales charge.


 D. Please delete the second and third sentences of the second paragraph of the section entitled "Adviser's Background" on page 16 replace with the following:


  As of December 31, 1997, the Adviser managed discretionary assets of over $1 billion. Although the Adviser has not previously served as an investment adviser to a mutual fund, it has managed, on behalf of its trust clients, eight common and collective investment funds having a market value of approximately $413 million as of July 31, 1997.

 E. Please add the following as the third paragraph of the section entitled "Voting Rights" on page 19.


  As of April 6, 1998, Firlin and Company, c/o NBC Trust Division, Lincoln, Nebraska, owned 95.77% of the Equity Fund; 93.67% of the Premier Fund; 98.30% of the Intermediate Bond Fund; and 96.58% of the Tax-Free Bond Fund, and therefore, may, for certain purposes, be deemed to control each Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

 F. Please delete the performance chart on page 21 and replace it with the following:


                                                       AVERAGE ANNUAL TOTAL RETURN
                                                 FOR THE PERIOD ENDED FEBRUARY 28, 1998*
                                                      REFLECTING LOAD/WITHOUT LOAD
     PREDECESSOR COMMON FUNDS           ---------------------------------------------------------
 (CORESPONDINGRGREAT PLAINS FUNDS)         1 YEAR        3 YEARS       5 YEARS       10 YEARS
----------------------------------      ------------- ------------- ------------- ---------------
    Value Plus Stock Fund "A"           26.03%/29.93% 26.49%/27.78% 18.34%/19.06%   14.44%/14.79%
    (GREAT PLAINS
     EQUITY FUND)
    Premier Stock Fund "J"              24.74%/28.60% 25.17%/26.45% 17.08%/17.80% 12.30%/12.66%**
    (GREAT PLAINS
     PREMIER FUND)
    Income Bond Fund "B"                 6.98%/10.29%   7.55%/8.64%   5.50%/6.14%     7.45%/7.78%
    (GREAT PLAINS
     INTERMEDIATE BOND FUND)
    Tax- Exempt Bond Fund "G"             2.83%/6.01%   5.05%/6.12%   3.95%/4.58%     5.42%/5.74%
    (GREAT PLAINS
     TAX-FREE BOND FUND)

--------
 * The Average Annual Total Return for each common fund has been adjusted to reflect each corresponding Fund's expenses, net of voluntary waivers.
** Since inception of October 1988.


 G. Please supplement the "Statement of Assets and Liabilities" on page 40 and the corresponding "Independent Auditors' Report" on page 41 with the following Financial Statements:


GREAT PLAINS EQUITY FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                        VALUE
 ---------- -------------------------------   ------------
 COMMON STOCKS--96.1%
 ------------------------------------------
            AUTOMOTIVE--2.3%
            -------------------------------
    152,517 Autoliv, Inc.                     $  4,708,962
            -------------------------------   ------------
            BANKING--2.8%
            -------------------------------
     17,530 Wells Fargo & Co.                    5,644,660
            -------------------------------   ------------
            BROADCASTING--2.1%
            -------------------------------
     20,170 Canal Plus                           4,255,218
            -------------------------------   ------------
            CAPITAL EQUIPMENT--1.0%
            -------------------------------
    165,000 ABB AB                               2,073,201
            -------------------------------   ------------
            CHEMICALS--5.9%
            -------------------------------
    268,730 Hanna (M.A.) Co.                     6,231,177
            -------------------------------
    154,350 Lilly Industrial, Inc., Class A      3,106,294
            -------------------------------
     80,700 Morton International, Inc.           2,668,144
            -------------------------------   ------------
             Total                              12,005,615
            -------------------------------   ------------
            CONSUMER PRODUCTS--2.6%
            -------------------------------
    306,710 Reckitt & Colman PLC                 5,414,342
            -------------------------------   ------------
            CONSUMER SERVICES--8.6%
            -------------------------------
    171,850 Block (H&R), Inc.                    8,087,691
            -------------------------------
    226,040 Manpower, Inc.                       9,536,063
            -------------------------------   ------------
             Total                              17,623,754
            -------------------------------   ------------
            FINANCE-INSURANCE--9.2%
            -------------------------------
    267,935 20th Century Industries              7,167,261
            -------------------------------
     47,837 Allstate Corp.                       4,460,800
            -------------------------------
    133,260 Scor SA                              6,891,436
            -------------------------------
      5,500 Scor SA, ADR                           286,000
            -------------------------------   ------------
             Total                              18,805,497
            -------------------------------   ------------


GREAT PLAINS EQUITY FUND
--------------------------------------------------------------------------------

   SHARES                                              VALUE
 ---------- -------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------
            FINANCE-INVESTMENTS--2.9%
            -------------------------------------
        107 (a)Berkshire Hathaway, Inc., Class A    $  5,970,600
            -------------------------------------   ------------
            FINANCE-SERVICES--1.0%
            -------------------------------------
     60,000 Fair Isaac & Co., Inc.                     2,122,500
            -------------------------------------   ------------
            FOOD & TOBACCO--6.5%
            -------------------------------------
    161,093 Diageo PLC                                 1,649,464
            -------------------------------------
     57,084 Diageo PLC, ADR                            2,372,574
            -------------------------------------
     36,650 Nestle SA, ADR                             3,209,001
            -------------------------------------
    141,600 Philip Morris Cos., Inc.                   6,150,750
            -------------------------------------   ------------
             Total                                    13,381,789
            -------------------------------------   ------------
            HEALTHCARE & MEDICAL SUPPLIES--3.5%
            -------------------------------------
     40,800 Aetna, Inc.                                3,564,900
            -------------------------------------
     92,200 Pharmacia & Upjohn, Inc.                   3,647,663
            -------------------------------------   ------------
             Total                                     7,212,563
            -------------------------------------   ------------
            INTERNATIONAL OIL--3.5%
            -------------------------------------
     55,804 Royal Dutch Petroleum Co., ADR             3,030,855
            -------------------------------------
    244,550 Saga Petroleum A.S., Class A               4,163,405
            -------------------------------------   ------------
             Total                                     7,194,260
            -------------------------------------   ------------
            LEISURE & RECREATION--10.2%
            -------------------------------------
    135,868 Carnival Corp., Class A                    7,999,228
            -------------------------------------
     22,000 Disney (Walt) Co.                          2,462,625
            -------------------------------------
    286,450 Hasbro, Inc.                              10,401,716
            -------------------------------------   ------------
             Total                                    20,863,569
            -------------------------------------   ------------
            MORTGAGES--6.3%
            -------------------------------------
    155,500 Federal Home Loan Mortgage Corp.           7,347,375
            -------------------------------------
     86,835 Federal National Mortgage Association      5,541,158
            -------------------------------------   ------------
             Total                                    12,888,533
            -------------------------------------   ------------


GREAT PLAINS EQUITY FUND
--------------------------------------------------------------------------------

   SHARES                                                           VALUE
 ---------- --------------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------------------
            PRINTING & PUBLISHING--6.4%
            --------------------------------------------------
     11,930 Edipresse SA                                         $  3,498,057
            --------------------------------------------------
     30,000 Marieberg Tidnings AB, Class A                            693,880
            --------------------------------------------------
    292,800 NV Holdingmaatschappij De Telegraaf                     6,301,548
            --------------------------------------------------
    168,700 Pearson                                                 2,515,297
            --------------------------------------------------   ------------
             Total                                                 13,008,782
            --------------------------------------------------   ------------
            STEEL--1.8%
            --------------------------------------------------
     72,700 Nucor Corporation                                       3,744,050
            --------------------------------------------------   ------------
            TECHNOLOGY--5.5%
            --------------------------------------------------
     57,500 OY Nokia AB, Class A, ADR                               5,793,125
            --------------------------------------------------
    269,240 (a)Vishay Intertechnology, Inc.                         5,485,765
            --------------------------------------------------   ------------
             Total                                                 11,278,890
            --------------------------------------------------   ------------
            TELECOMMUNICATIONS--9.2%
            --------------------------------------------------
    444,740 (a)360 Communications Co.                              11,785,610
            --------------------------------------------------
    216,100 (a)Sitel Corp.                                          2,188,013
            --------------------------------------------------
    289,100 Telecom Italia SPA                                      1,404,701
            --------------------------------------------------
    501,378 Telecom Italia SPA                                      3,413,673
            --------------------------------------------------   ------------
             Total                                                 18,791,997
            --------------------------------------------------   ------------
            TRUCKING--3.2%
            --------------------------------------------------
    262,150 Werner Enterprises, Inc.                                6,520,981
            --------------------------------------------------   ------------
            UTILITIES--1.6%
            --------------------------------------------------
    119,400 (a)CalEnergy Co., Inc.                                  3,201,412
            --------------------------------------------------   ------------
            TOTAL COMMON STOCKS (IDENTIFIED COST $138,304,467)    196,711,175
            --------------------------------------------------   ------------


GREAT PLAINS EQUITY FUND
-------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 MUTUAL FUND SHARES--2.2%
 ---------------------------------------------------------------
  4,567,448 Benchmark Diversified Fund (AT NET ASSET VALUE)        $  4,567,448
            ----------------------------------------------------   ------------
 U.S. TREASURY--1.8%
 ---------------------------------------------------------------
            U.S. TREASURY BILLS--1.8%
            ----------------------------------------------------
 $2,250,000 4/2/1998                                                  2,240,212
            ----------------------------------------------------
  1,500,000 5/28/1998                                                 1,481,220
            ----------------------------------------------------   ------------
             TOTAL U.S. TREASURY (IDENTIFIED COST $3,720,523)         3,721,432
            ----------------------------------------------------   ------------
             TOTAL INVESTMENTS (IDENTIFIED COST $146,592,438)(B)   $205,000,055
            ----------------------------------------------------   ------------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $146,592,438. The net unrealized appreciation of investments on a federal tax basis amounts to $58,407,617 which is comprised of $59,573,588 appreciation and $1,165,971 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets
     ($204,726,733) at February 28, 1998.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------
Total investments in securities, at value
 (identified and tax cost $146,592,438)          $205,000,055
------------------------------------------------
Income receivable                                     168,355
------------------------------------------------
Receivable for investments sold                     1,510,763
------------------------------------------------ ------------
  Total assets                                    206,679,173
------------------------------------------------
LIABILITIES:
-----------------------------------
Payable for investments purchased     $1,510,763
-----------------------------------
Income distribution payable              244,793
-----------------------------------
Accrued expenses                         196,884
----------------------------------- ------------
  Total liabilities                                 1,952,440
------------------------------------------------ ------------
NET ASSETS for 18,733,430 shares outstanding     $204,726,733
------------------------------------------------ ------------
NET ASSETS CONSIST OF:
------------------------------------------------
Paid in capital                                  $145,594,632
------------------------------------------------
Net unrealized appreciation of investments         58,407,780
------------------------------------------------
Accumulated net realized gain on investments          723,727
------------------------------------------------
Undistributed net investment income                       594
------------------------------------------------ ------------
  Total Net Assets                               $204,726,733
------------------------------------------------ ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PROCEEDS PER SHARE:
------------------------------------------------
Net Asset Value Per Share                              $10.93
 ($204,726,733/18,733,430 shares outstanding)    ------------
------------------------------------------------
Offering Price Per Share (100/97.00 of $10.93)*        $11.27
------------------------------------------------ ------------
Redemption Proceeds Per Share                          $10.93
------------------------------------------------ ------------

*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS EQUITY FUND
STATEMENT OF OPERATIONS
PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)(A)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------
Dividends                                                   $   786,006
----------------------------------------------------------
Interest                                                        305,765
----------------------------------------------------------  -----------
  Total income                                                1,091,771
----------------------------------------------------------
EXPENSES:
-----------------------------------------------
Investment advisory fee                          $ 570,053
-----------------------------------------------
Administrative personnel and services fee          106,632
-----------------------------------------------
Custodian fees                                      12,124
-----------------------------------------------
Transfer and dividend disbursing agent fees and
 expenses                                            9,816
-----------------------------------------------
Trustees' fees                                       2,035
-----------------------------------------------
Legal fees                                           2,081
-----------------------------------------------
Portfolio accounting fees                           28,546
-----------------------------------------------
Share registration costs                            31,666
-----------------------------------------------
Printing and postage                                 5,428
-----------------------------------------------
Insurance premiums                                   1,946
-----------------------------------------------
Miscellaneous                                        2,262
-----------------------------------------------  ---------
  Total expenses                                   772,589
-----------------------------------------------
Waiver of investment advisory fee                   (2,159)
-----------------------------------------------  ---------
  Net expenses                                                  770,430
----------------------------------------------------------  -----------
    Net investment income                                       321,341
----------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------
Net realized gain on investments                                723,727
----------------------------------------------------------
Net change in unrealized appreciation of investments         58,407,780
----------------------------------------------------------  -----------
  Net realized and unrealized gain on investments            59,131,507
----------------------------------------------------------  -----------
    Change in net assets resulting from operations          $59,452,848
----------------------------------------------------------  -----------

(a)For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  PERIOD ENDED
                                   (UNAUDITED)
                                  FEBRUARY 28,
                                     1998(A)
---------------------------------------------------------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------
Net investment income                                            $    321,341
---------------------------------------------------------------
Net realized gain on investments ($723,727 as computed
for federal tax purposes)                                             723,727
---------------------------------------------------------------
Net change in unrealized appreciation                              58,407,780
---------------------------------------------------------------  ------------
  Change in net assets resulting from operations                   59,452,848
---------------------------------------------------------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------
Distributions from net investment income                             (320,747)
---------------------------------------------------------------  ------------
  Change in net assets resulting from distributions to               (320,747)
 shareholders                                                    ------------
---------------------------------------------------------------
SHARE TRANSACTIONS--
---------------------------------------------------------------
Proceeds from sale of shares                                      155,746,893
---------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
 distributions declared                                                69,972
---------------------------------------------------------------
Cost of shares redeemed                                           (10,222,233)
---------------------------------------------------------------  ------------
  Change in net assets resulting from share transactions          145,594,632
---------------------------------------------------------------  ------------
    Change in net assets                                          204,726,733
---------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------
Beginning of period                                                         0
---------------------------------------------------------------  ------------
End of period (including undistributed net investment income of  $204,726,733
 $594)                                                           ------------
---------------------------------------------------------------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS PREMIER FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                               VALUE
 -------- ---------------------------------------   -----------
 COMMON STOCKS--88.2%
 ------------------------------------------------
          AIRLINES--4.8%
          ---------------------------------------
   30,500 ASA Holdings Ltd.                         $ 1,227,625
          ---------------------------------------   -----------
          AUTOMOTIVE--7.2%
          ---------------------------------------
   20,700 (a)Keystone Automotive Industries, Inc.       438,581
          ---------------------------------------
   49,700 (a)Motorcar Parts and Accessories, Inc.       832,475
          ---------------------------------------
   36,270 (a)Republic Automotive Parts, Inc.            593,921
          ---------------------------------------   -----------
           Total                                      1,864,977
          ---------------------------------------   -----------
          CHEMICALS--9.1%
          ---------------------------------------
   47,530 Hanna (M.A.) Co.                            1,102,102
          ---------------------------------------
   62,000 Lilly Industrial, Inc., Class A             1,247,750
          ---------------------------------------   -----------
           Total                                      2,349,852
          ---------------------------------------   -----------
          CONSUMER PRODUCTS--5.3%
          ---------------------------------------
   73,000 (a)Meadowcraft, Inc.                          903,375
          ---------------------------------------
   13,900 (a)Scotts Co.                                 472,600
          ---------------------------------------   -----------
           Total                                      1,375,975
          ---------------------------------------   -----------
          CONSUMER SERVICES--1.4%
          ---------------------------------------
    8,700 Manpower, Inc.                                367,031
          ---------------------------------------   -----------
          FINANCE-INSURANCE--6.7%
          ---------------------------------------
   43,000 20th Century Industries                     1,150,250
          ---------------------------------------
   11,090 Scor SA                                       573,511
          ---------------------------------------   -----------
           Total                                      1,723,761
          ---------------------------------------   -----------
          FINANCE-INVESTMENTS--2.3%
          ---------------------------------------
    1,610 Wesco Financial Corp.                         586,040
          ---------------------------------------   -----------
          FINANCE-SERVICES--12.5%
          ---------------------------------------
   42,550 Duff & Phelps Credit Rating                 1,824,331
          ---------------------------------------
   39,430 Fair Isaac & Co., Inc.                      1,394,836
          ---------------------------------------   -----------
           Total                                      3,219,167
          ---------------------------------------   -----------


GREAT PLAINS PREMIER FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT
 OR SHARES                                                         VALUE
 --------- --------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------------------
           INTERNATIONAL OIL--2.1%
           --------------------------------------------------
   31,000  Saga Petroleum A.S., Class A                         $   527,767
           --------------------------------------------------   -----------
           LEISURE & RECREATION--1.5%
           --------------------------------------------------
   10,500  Hasbro, Inc.                                             381,281
           --------------------------------------------------   -----------
           PAPERS--4.6%
           --------------------------------------------------
   54,400  Wausau-Mosinee Paper Corp.                             1,176,400
           --------------------------------------------------   -----------
           PRINTING & PUBLISHING--11.0%
           --------------------------------------------------
    3,800  Edipresse SA                                           1,114,218
           --------------------------------------------------
   32,000  Marieberg Tidnings AB, Class A                           740,139
           --------------------------------------------------
   45,500  NV Holdingmaatschappij De Telegraaf                      979,236
           --------------------------------------------------   -----------
            Total                                                 2,833,593
           --------------------------------------------------   -----------
           TECHNOLOGY--5.7%
           --------------------------------------------------
   56,232  (a)New Horizons Worldwide, Inc.                          731,016
           --------------------------------------------------
   36,364  (a)Vishay Intertechnology, Inc.                          740,917
           --------------------------------------------------   -----------
            Total                                                 1,471,933
           --------------------------------------------------   -----------
           TELECOMMUNICATIONS--9.0%
           --------------------------------------------------
   44,750  (a)360 Communications Co.                              1,185,875
           --------------------------------------------------
  113,100  (a)Sitel Corp.                                         1,145,138
           --------------------------------------------------   -----------
            Total                                                 2,331,013
           --------------------------------------------------   -----------
           TRUCKING--5.0%
           --------------------------------------------------
   52,220  Werner Enterprises, Inc.                               1,298,973
           --------------------------------------------------   -----------
            TOTAL COMMON STOCKS (IDENTIFIED COST $19,500,879)    22,735,388
           --------------------------------------------------   -----------
 MUTUAL FUND SHARES--0.9%
 ------------------------------------------------------------
  243,522  Benchmark Diversified Fund (AT NET ASSET VALUE)          243,522
           --------------------------------------------------   -----------
 U.S. TREASURY SECURITIES--11.6%
 ------------------------------------------------------------
           U.S. TREASURY BILLS--11.6%
           --------------------------------------------------
 $500,000  3/5/1998                                                 499,795
           --------------------------------------------------
  750,000  4/2/1998                                                 746,738
           --------------------------------------------------
  700,000  4/30/1998                                                694,001
           --------------------------------------------------


GREAT PLAINS PREMIER FUND
-------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                            VALUE
 --------- ---------------------------------------------------   -----------
 U.S. TREASURY SECURITIES--CONTINUED
 -------------------------------------------------------------
 $750,000  5/14/1998                                             $   742,260
           ---------------------------------------------------
  300,000  5/28/1998                                                 296,244
           ---------------------------------------------------   -----------
            TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST
           $2,956,866)                                             2,979,038
           ---------------------------------------------------   -----------
            TOTAL INVESTMENTS (IDENTIFIED COST $22,701,267)(B)   $25,957,948
           ---------------------------------------------------   -----------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $22,701,267. The net unrealized appreciation of investments on a federal tax basis amounts to $3,256,681 which is comprised of $3,495,417 appreciation and $238,736 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($25,784,712) at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS PREMIER FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------
Total investments in securities, at value
 (identified and tax cost $22,701,267)           $25,957,948
------------------------------------------------
Income receivable                                     28,433
------------------------------------------------
Receivable for investments sold                       83,709
------------------------------------------------ -----------
  Total assets                                    26,070,090
------------------------------------------------
LIABILITIES:
------------------------------------
Payable for investments purchased       $166,990
------------------------------------
Payable to Bank                           78,459
------------------------------------
Accrued expenses                          39,929
------------------------------------ -----------
  Total liabilities                                  285,378
------------------------------------------------ -----------
NET ASSETS for 2,489,741 shares outstanding      $25,784,712
------------------------------------------------ -----------
NET ASSETS CONSIST OF:
------------------------------------------------
Paid in capital                                  $22,467,871
------------------------------------------------
Net unrealized appreciation of investments and
translation of
assets and liabilities in foreign currency         3,256,681
------------------------------------------------
Accumulated net realized gain on investments and
 foreign currency transactions                        70,431
------------------------------------------------
Distributions in excess of net investment income     (10,271)
------------------------------------------------ -----------
  Total Net Assets                               $25,784,712
------------------------------------------------ -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PROCEEDS PER SHARE:
------------------------------------------------
Net Asset Value Per Share                             $10.36
 ($25,784,712 / 2,489,741 shares outstanding)    -----------
------------------------------------------------
Offering Price Per Share (100/97.00 of $10.36)*       $10.68
------------------------------------------------ -----------
Redemption Proceeds Per Share                         $10.36
------------------------------------------------ -----------

*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS PREMIER FUND
STATEMENT OF OPERATIONS
PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)(A)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------
Dividends                                                      $   41,389
-------------------------------------------------------------
Interest                                                           78,056
-------------------------------------------------------------  ----------
  Total income                                                    119,445
-------------------------------------------------------------
EXPENSES:
-------------------------------------------------
Investment advisory fee                            $   90,545
-------------------------------------------------
Administrative personnel and services fee              12,691
-------------------------------------------------
Custodian fees                                          7,275
-------------------------------------------------
Transfer and dividend disbursing agent fees and
 expenses                                               9,816
-------------------------------------------------
Trustees' fees                                          2,035
-------------------------------------------------
Legal fees                                              2,081
-------------------------------------------------
Portfolio accounting fees                               5,388
-------------------------------------------------
Share registration costs                                7,266
-------------------------------------------------
Printing and postage                                    5,428
-------------------------------------------------
Insurance premiums                                      1,809
-------------------------------------------------
Miscellaneous                                             904
-------------------------------------------------  ----------
  Total expenses                                      145,238
-------------------------------------------------
Waivers--
-------------------------------------
 Waiver of investment advisory fee    $   (18,320)
------------------------------------- -----------
  Total waivers                                       (18,320)
-------------------------------------------------  ----------
    Net expenses                                                  126,918
-------------------------------------------------------------  ----------
      Net operating loss                                           (7,473)
-------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY:
-------------------------------------------------------------
Net realized gain on investments and foreign currency
 transactions                                                      70,431
-------------------------------------------------------------
Net change in unrealized appreciation of investments and        3,256,681
translation of assets and liabilities in foreign currency      ----------
-------------------------------------------------------------
  Net realized and unrealized gain on investments and           3,327,112
 foreign currency                                              ----------
-------------------------------------------------------------
    Change in net assets resulting from operations             $3,319,639
-------------------------------------------------------------  ----------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS PREMIER FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  PERIOD ENDED
                                   (UNAUDITED)
                                  FEBRUARY 28,
                                     1998(A)
--------------------------------------------------------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment operating loss                                   $    (7,473)
--------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions
($70,431 net gain, as computed for federal tax purposes)             70,431
--------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
investments
and translation of assets and liabilities in foreign currency     3,256,681
--------------------------------------------------------------  -----------
  Change in net assets resulting from operations                  3,319,639
--------------------------------------------------------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income                             (2,798)
--------------------------------------------------------------  -----------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                     23,816,960
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
 distributions declared                                               1,633
--------------------------------------------------------------
Cost of shares redeemed                                          (1,350,722)
--------------------------------------------------------------  -----------
  Change in net assets resulting from share transactions         22,467,871
--------------------------------------------------------------  -----------
    Change in net assets                                         25,784,712
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                                      --
--------------------------------------------------------------  -----------
End of period                                                   $25,784,712
--------------------------------------------------------------  -----------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------

 ASSET-BACKED SECURITIES--0.1%
 ---------------------------------------------------------------
  $  134,393 Sears Consumer Financial Corp. 1991-1, Class A,
             7.25%, 9/15/2006 (IDENTIFIED COST $133,871)           $    136,395
             ---------------------------------------------------   ------------
 CORPORATE BONDS--27.9%
 ---------------------------------------------------------------
             FINANCE--18.6%
             ---------------------------------------------------
   2,000,000 ABN-AMRO Bank NV, Chicago, Sub., 6.625%, 10/31/2001      2,036,860
             ---------------------------------------------------
   1,000,000 AON Corp., Note, 6.30%, 1/15/2004                          998,450
             ---------------------------------------------------
             Associates Corp. of North America, Sr. Note, 7.50%,
   1,000,000 4/15/2002                                                1,049,420
             ---------------------------------------------------
             Bayerische Landesbank-NY, Sub. Note, 6.375%,
   2,000,000 10/15/2005                                               2,018,440
             ---------------------------------------------------
   2,000,000 Bear Stearns Cos., Inc., Sr. Note, 7.00%, 3/1/2007       2,067,260
             ---------------------------------------------------
   2,000,000 Ford Motor Credit Corp., Note, 6.625%, 6/30/2003         2,038,880
             ---------------------------------------------------
   1,000,000 Ford Motor Credit Corp., Note, 7.00%, 9/25/2001          1,028,660
             ---------------------------------------------------
   1,000,000 Ford Motor Credit Corp., Note, 7.50%, 1/15/2003          1,057,190
             ---------------------------------------------------
   2,000,000 GMAC, Note, 6.875%, 7/15/2001                            2,046,280
             ---------------------------------------------------
   1,000,000 IBM Credit Corp., Note, 6.20%, 8/28/2000                 1,007,730
             ---------------------------------------------------
   2,000,000 ITT Hartford Group, Inc., Note, 8.20%, 10/15/1998 2,028,260
             ---------------------------------------------------
             International Lease Finance Corp., Note, 6.625%,
   1,000,000 8/15/2000                                                1,012,550
             ---------------------------------------------------
             International Lease Finance Corp., Note, 6.875%,
   1,000,000 5/1/2001                                                 1,023,860
             ---------------------------------------------------
   2,000,000 Merrill Lynch & Co., Inc., Note, 6.25%, 1/15/2006        1,983,000
             ---------------------------------------------------
   2,000,000 Northern Trust Corp., Sub. Note, 7.30%, 9/15/2006        2,131,720
             ---------------------------------------------------
   2,000,000 Norwest Corp., Sub. Note, 6.625%, 3/15/2003              2,049,180
             ---------------------------------------------------   ------------
              Total                                                  25,577,740
             ---------------------------------------------------   ------------
             INDUSTRIALS--7.1%
             ---------------------------------------------------
   1,000,000 Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005         1,031,660
             ---------------------------------------------------
   1,000,000 CPC International, Inc., Note, 6.15%, 1/15/2006            996,210
             ---------------------------------------------------
   2,000,000 Disney (Walt) Co., Bond, 6.75%, 3/30/2006                2,077,960
             ---------------------------------------------------
   2,000,000 Philip Morris Cos., Inc., Note, 7.50%, 1/15/2002         2,073,380
             ---------------------------------------------------
   1,500,000 Pitney Bowes, Inc., Note, 5.95%, 2/1/2005                1,480,725
             ---------------------------------------------------


GREAT PLAINS INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
 ----------- -------------------------------------------------   ------------

 CORPORATE BONDS--CONTINUED
 -------------------------------------------------------------
             INDUSTRIALS--CONTINUED
             -------------------------------------------------
  $2,000,000 Smithkline Beecham Corp., Note, 7.50%, 5/1/2002     $  2,005,240
             -------------------------------------------------   ------------
              Total                                                 9,665,175
             -------------------------------------------------   ------------
             UTILITIES--2.2%
             -------------------------------------------------
   1,000,000 GTE South, Inc., Deb., 6.00%, 2/15/2008                  974,430
             -------------------------------------------------
   2,000,000 Lucent Technologies, Inc., Note, 6.90%, 7/15/2001      2,060,620
             -------------------------------------------------   ------------
              Total                                                 3,035,050
             -------------------------------------------------   ------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST
             $37,564,085)                                          38,277,965
             -------------------------------------------------   ------------
 GOVERNMENT AGENCIES--18.6%
 -------------------------------------------------------------
             FEDERAL HOME LOAN BANK--5.5%
             -------------------------------------------------
   1,000,000 6.12%, 11/24/2000                                      1,001,640
             -------------------------------------------------
   1,000,000 7.01%, 6/14/2006                                       1,073,810
             -------------------------------------------------
   3,000,000 7.20%, 6/14/2011                                       3,317,280
             -------------------------------------------------
   2,000,000 7.70%, 9/20/2004                                       2,205,680
             -------------------------------------------------   ------------
              Total                                                 7,598,410
             -------------------------------------------------   ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION--5.5%
             -------------------------------------------------
   2,000,000 6.48%, 12/5/2011                                       2,077,400
             -------------------------------------------------
   1,000,000 6.78%, 3/15/2004                                       1,005,600
             -------------------------------------------------
   4,000,000 7.93%, 1/20/2005                                       4,472,680
             -------------------------------------------------   ------------
              Total                                                 7,555,680
             -------------------------------------------------   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.1%
             -------------------------------------------------
   1,000,000 6.22%, 3/13/2006                                       1,022,130
             -------------------------------------------------
   1,000,000 6.44%, 6/21/2005                                       1,035,140
             -------------------------------------------------
   1,000,000 7.93%, 2/14/2025                                       1,214,540
             -------------------------------------------------
   2,000,000 8.20%, 3/10/2016                                       2,408,320
             -------------------------------------------------
   1,000,000 8.43%, 11/18/2024                                      1,278,110
             -------------------------------------------------   ------------
              Total                                                 6,958,240
             -------------------------------------------------   ------------
             STUDENT LOAN MARKETING ASSOCIATION--2.5%
             -------------------------------------------------
   3,000,000 7.30%, 8/1/2012                                        3,375,630
             -------------------------------------------------   ------------
              TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
             $23,740,311)                                          25,487,960
             -------------------------------------------------   ------------


GREAT PLAINS INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                        VALUE
 ----------- ----------------------------------------------   ------------

 MORTGAGE BACKED SECURITIES--22.0%
 ----------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION--13.6%
             ----------------------------------------------
  $  781,744 6.50%, 3/1/2003                                  $    788,342
             ----------------------------------------------
   1,609,177 6.50%, 4/1/2003                                     1,622,759
             ----------------------------------------------
   1,561,802 6.50%, 9/1/2010                                     1,569,127
             ----------------------------------------------
   1,619,500 6.50%, 2/1/2011                                     1,627,095
             ----------------------------------------------
   1,972,741 6.50%, 2/1/2011                                     1,981,993
             ----------------------------------------------
   1,813,920 6.50%, 1/1/2026                                     1,799,754
             ----------------------------------------------
     675,873 7.00%, 6/1/2003                                       688,337
             ----------------------------------------------
   1,177,677 7.00%, 3/1/2011                                     1,199,393
             ----------------------------------------------
   2,568,270 7.00%, 12/1/2011                                    2,615,629
             ----------------------------------------------
   1,484,262 7.00%, 8/1/2015                                     1,516,738
             ----------------------------------------------
     716,624 7.50%, 5/1/2000                                       729,838
             ----------------------------------------------
   1,714,513 7.50%, 5/1/2016                                     1,760,050
             ----------------------------------------------
     715,175 8.00%, 7/1/1999                                       729,256
             ----------------------------------------------   ------------
              Total                                             18,628,311
             ----------------------------------------------   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.8%
             ----------------------------------------------
   1,553,314 7.00%, 8/1/2001                                     1,580,497
             ----------------------------------------------
   1,907,502 7.00%, 3/1/2004                                     1,940,883
             ----------------------------------------------
   1,820,735 7.00%, 5/1/2016                                     1,858,861
             ----------------------------------------------
   1,209,924 8.00%, 7/1/2014                                     1,267,021
             ----------------------------------------------   ------------
              Total                                              6,647,262
             ----------------------------------------------   ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--3.6%
             ----------------------------------------------
   2,755,202 6.50%, 2/20/2026                                    2,719,054
             ----------------------------------------------
   1,649,451 7.50%, 8/20/2025                                    1,687,075
             ----------------------------------------------
      63,523 8.50%, 8/15/2016                                       67,195
             ----------------------------------------------
      93,724 8.50%, 8/15/2016                                       99,142
             ----------------------------------------------
      59,330 9.00%, 1/15/2004                                       62,370
             ----------------------------------------------
      75,875 9.00%, 2/15/2017                                       81,376
             ----------------------------------------------
      67,146 9.00%, 9/15/2019                                       72,014
             ----------------------------------------------
      83,359 9.00%, 9/15/2019                                       89,402
             ----------------------------------------------


GREAT PLAINS INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------

 MORTGAGE BACKED SECURITIES--CONTINUED
 ---------------------------------------------------------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
             ---------------------------------------------------
  $   17,088 10.00%, 4/15/2001                                     $     18,167
             ---------------------------------------------------
       9,859 10.00%, 9/15/2003                                           10,481
             ---------------------------------------------------   ------------
              Total                                                   4,906,276
             ---------------------------------------------------   ------------
              TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
             $29,737,352)                                            30,181,849
             ---------------------------------------------------   ------------
 U.S. TREASURY SECURITIES--27.8%
 ---------------------------------------------------------------
   2,500,000 8.75%, 8/15/2000                                         2,679,800
             ---------------------------------------------------
     600,000 8.00%, 5/15/2001                                           641,424
             ---------------------------------------------------
   3,250,000 7.50%, 11/15/2001                                        3,452,410
             ---------------------------------------------------
   2,000,000 6.25%, 6/30/2002                                         2,046,840
             ---------------------------------------------------
   1,000,000 6.25%, 2/15/2003                                         1,027,300
             ---------------------------------------------------
   2,000,000 5.75%, 8/15/2003                                         2,011,980
             ---------------------------------------------------
   3,000,000 5.875%, 2/15/2004                                        3,042,660
             ---------------------------------------------------
   1,000,000 7.25%, 8/15/2004                                         1,085,470
             ---------------------------------------------------
   2,700,000 7.875%, 11/15/2004                                       3,026,214
             ---------------------------------------------------
   1,500,000 7.50%, 2/15/2005                                         1,654,050
             ---------------------------------------------------
   1,000,000 6.50%, 5/15/2005                                         1,047,210
             ---------------------------------------------------
     550,000 8.25%, 5/15/2005                                           579,035
             ---------------------------------------------------
   1,000,000 7.00%, 7/15/2006                                         1,083,410
             ---------------------------------------------------
   2,000,000 6.25%, 2/15/2007                                         2,074,800
             ---------------------------------------------------
   2,600,000 9.125%, 5/15/2009                                        3,046,082
             ---------------------------------------------------
     500,000 8.125%, 8/15/2019                                          626,530
             ---------------------------------------------------
   2,000,000 8.75%, 5/15/2020                                         2,669,640
             ---------------------------------------------------
   1,000,000 8.00%, 11/15/2021                                        1,249,600
             ---------------------------------------------------
     500,000 7.25%, 8/15/2022                                           578,180
             ---------------------------------------------------
   4,000,000 6.875%, 8/15/2025                                        4,468,040
             ---------------------------------------------------   ------------
              TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST
             $36,006,546)                                            38,090,675
             ---------------------------------------------------   ------------


GREAT PLAINS INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------

   SHARES                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 MUTUAL FUND SHARES--2.9%
 ---------------------------------------------------------------
  4,045,222 Benchmark Diversified Fund (AT NET ASSET VALUE)        $  4,045,222
            ----------------------------------------------------   ------------
             TOTAL INVESTMENTS (IDENTIFIED COST $131,227,387)(A)   $136,220,066
            ----------------------------------------------------   ------------

(a) The cost of investments for federal tax purposes amounts to $131,227,387. The net unrealized appreciation of investments on a federal tax basis amounts to $4,992,679 which is comprised of $5,028,897 appreciation and $36,218 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($137,205,532) at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS INTERMEDIATE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Total investments in securities, at
 value (identified and tax cost
 $131,227,387)                        $136,220,066
-------------------------------------
Income receivable                        1,726,967
------------------------------------- ------------
  Total assets                         137,947,033
  -----------------------------------
LIABILITIES:
---------------------------
Income distribution payable  $626,845
---------------------------
Accrued expenses              114,656
---------------------------  --------
  Total liabilities                        741,501
  ----------------------------------- ------------
NET ASSETS for 13,490,064 shares      $137,205,532
 outstanding                          ------------
-------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------
Paid in capital                       $132,221,509
-------------------------------------
Net unrealized appreciation of
 investments                             4,992,679
-------------------------------------
Accumulated net realized loss on            (8,656)
 investments                          ------------
-------------------------------------
  Total Net Assets                    $137,205,532
  ----------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PROCEEDS PER SHARE:
-------------------------------------
$137,205,532 / 13,490,064 shares            $10.17
 outstanding                          ------------
-------------------------------------
Offering Price Per Share (100/97 of         $10.48
 $10.17)*                             ------------
-------------------------------------
Redemption Proceeds Per Share               $10.17
------------------------------------- ------------

*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS INTERMEDIATE BOND FUND
STATEMENT OF OPERATIONS
PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)(A)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------
Interest                                                            $3,587,576
------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $267,770
--------------------------------------------------------
Administrative personnel and services fee                   75,126
--------------------------------------------------------
Custodian fees                                              11,096
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses     9,986
--------------------------------------------------------
Trustees' fees                                               2,035
--------------------------------------------------------
Legal fees                                                   2,081
--------------------------------------------------------
Portfolio accounting fees                                   21,424
--------------------------------------------------------
Share registration costs                                    22,811
--------------------------------------------------------
Printing and postage                                         5,428
--------------------------------------------------------
Insurance premiums                                           1,628
--------------------------------------------------------
Miscellaneous                                                2,262
--------------------------------------------------------  --------
  Total expenses                                           421,647
  ------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------
 Waiver of investment advisory fee                            (987)
 -------------------------------------------------------  --------
  Net expenses                                                         420,660
  ----------------------------------------------------------------  ----------
    Net investment income                                            3,166,916
    --------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------
Net realized loss on investments                                        (7,335)
------------------------------------------------------------------
Net change in unrealized appreciation of investments                 4,992,679
------------------------------------------------------------------  ----------
  Net realized and unrealized gain on investments                    4,985,344
  ----------------------------------------------------------------  ----------
    Change in net assets resulting from operations                  $8,152,260
    --------------------------------------------------------------  ----------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS INTERMEDIATE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  PERIOD ENDED
                                   (UNAUDITED)
                                  FEBRUARY 28,
                                     1998(A)
--------------------------------------------------------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                           $  3,166,916
--------------------------------------------------------------
Net realized loss on investments ($7,335, net loss,
as computed for federal tax purposes)                                 (7,335)
--------------------------------------------------------------
Net change in unrealized appreciation                              4,992,679
--------------------------------------------------------------  ------------
  Change in net assets resulting from operations                   8,152,260
  ------------------------------------------------------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income                          (3,166,916)
--------------------------------------------------------------
Distributions from net realized gains                                 (1,321)
--------------------------------------------------------------  ------------
  Change in net assets resulting from distributions to            (3,168,237)
   shareholders                                                 ------------
  ------------------------------------------------------------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                     138,806,766
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
 distributions declared                                            1,070,357
--------------------------------------------------------------
Cost of shares redeemed                                           (7,755,614)
--------------------------------------------------------------  ------------
  Change in net assets resulting from share transactions         132,121,509
  ------------------------------------------------------------  ------------
    Change in net assets                                         137,105,532
    ----------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                                  100,000
--------------------------------------------------------------  ------------
End of period                                                   $137,205,532
--------------------------------------------------------------  ------------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--96.3%
 --------------------------------------------------------
            ARIZONA--1.3%
            ---------------------------------------------
 $  500,000 Arizona State Transportation Board, Revenue
            Bonds, 5.25%, 7/1/2007                            AAA   $   529,935
            ---------------------------------------------
    300,000 Tempe, AZ, GO, 6.00%, 7/1/2005                    AA+       323,601
            ---------------------------------------------           -----------
             Total                                                      853,536
            ---------------------------------------------           -----------
            CALIFORNIA--1.4%
            ---------------------------------------------
    150,000 California Health Facilities Financing
            Authority, Revenue Bonds, 7.20%, 8/1/2002
            (CedarKnoll, Inc.)/(California Mortgage
            Insurance)                                        A+        163,062
            ---------------------------------------------
    250,000 California State Department of Water
            Resources, Revenue Bonds, 5.00%, 12/1/1998        AA        252,703
            ---------------------------------------------
    500,000 Los Angeles, CA Department of Water & Power,
            Revenue Bonds, 6.75%, 5/15/1999                   A+        518,305
            ---------------------------------------------           -----------
             Total                                                      934,070
            ---------------------------------------------           -----------
            DISTRICT OF COLUMBIA--0.4%
            ---------------------------------------------
    250,000 District of Columbia, GO, 6.625%, 6/1/1998
            (MBIA INS)                                        AAA       251,952
            ---------------------------------------------           -----------
            FLORIDA--1.2%
            ---------------------------------------------
    300,000 Daytona Beach, FL, Revenue Bonds, 5.30%,
            11/15/2001 (AMBAC)                                AAA       313,854
            ---------------------------------------------
    450,000 Florida State Board of Education
            Administration, GO, 5.40%, 6/1/2004               AA+       475,151
            ---------------------------------------------           -----------
             Total                                                      789,005
            ---------------------------------------------           -----------
            ILLINOIS--3.6%
            ---------------------------------------------
    500,000 Central Lake County, IL Joint Action Water
            Agency, Revenue Bonds, 5.40% 5/1/2007 (FGIC)      AAA       536,995
            ---------------------------------------------
    400,000 Chicago, IL Metropolitan Water Reclamation
            District, GO, 5.45%, 12/1/2001                    AA        420,468
            ---------------------------------------------
    250,000 Illinois State, GO, 5.50%, 10/1/1998              AA        252,848
            ---------------------------------------------
    500,000 Illinois State, GO, 5.40%, 4/1/2006               AA        535,125
            ---------------------------------------------
    600,000 Palatine, IL, Revenue Bonds, 5.50%, 12/1/2026
            (Federal National Mortgage Association)           AAA       626,238
            ---------------------------------------------           -----------
             Total                                                    2,371,674
            ---------------------------------------------           -----------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            IOWA--1.3%
            ---------------------------------------------
 $  345,000 Cedar Rapids, IA, GO, 5.00%, 6/1/2008             Aaa   $   353,346
            ---------------------------------------------
    500,000 Sioux City, IA, GO, 6.20%, 6/1/2004               AA-       546,235
            ---------------------------------------------           -----------
             Total                                                      899,581
            ---------------------------------------------           -----------
            KANSAS--0.5%
            ---------------------------------------------
    300,000 Kansas State Department of Transportation,
            Revenue Bonds, 4.25%, 9/1/2002                    AA        303,188
            ---------------------------------------------           -----------
            KENTUCKY--0.3%
            ---------------------------------------------
    200,000 Louisville & Jefferson County, KY
            Metropolitan Sewer District, 6.80%, 5/1/1998
            (Refunded)                                        AAA       201,137
            ---------------------------------------------           -----------
            MAINE--0.4%
            ---------------------------------------------
    250,000 Maine State, GO, 5.40%, 3/1/2000                  AA+       257,840
            ---------------------------------------------           -----------
            MARYLAND--1.3%
            ---------------------------------------------
            Baltimore, MD, Revenue Bonds, 4.50%, 7/1/2003
    500,000 (FGIC)                                            AAA       509,245
            ---------------------------------------------
            Baltimore, MD, Revenue Bonds, 5.80%, 7/1/2002
    300,000 (FGIC)                                            AAA       320,643
            ---------------------------------------------           -----------
             Total                                                      829,888
            ---------------------------------------------           -----------
            MICHIGAN--0.9%
            ---------------------------------------------
    400,000 Maruette & Baraga Counties, MI Nice Community
            School District, GO, 5.25%, 5/1/2008 (MBIA)       AAA       419,700
            ---------------------------------------------
    200,000 Wayne Westland Community Schools, GO Bonds,
            5.00%, 5/1/2002 (Q-SBLF)                          AA        202,288
            ---------------------------------------------           -----------
             Total                                                      621,988
            ---------------------------------------------           -----------
            MINNESOTA--2.7%
            ---------------------------------------------
  1,000,000 Minneapolis Special School District No. 001,
            MN, GO, 5.00%, 2/1/2010                           AA+     1,023,620
            ---------------------------------------------
    500,000 North St. Paul-Maplewood, MN GO ISD 622,
            6.10%, 2/1/2004 (MBIA)                            AAA       548,825
            ---------------------------------------------
    200,000 Ramsey County, MN, GO, 6.65%, 2/1/1999            AA+       205,624
            ---------------------------------------------           -----------
             Total                                                    1,778,069
            ---------------------------------------------           -----------
            MISSOURI--1.6%
            ---------------------------------------------
    500,000 Missouri State, GO, 5.00%, 8/1/2003               AAA       520,505
            ---------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            MISSOURI--CONTINUED
            ---------------------------------------------
 $  500,000 St. Charles, MO Public Facilities Authority,
            Revenue Bonds, 5.00%, 2/1/2001 (AMBAC)            AAA   $   513,810
            ---------------------------------------------           -----------
             Total                                                    1,034,315
            ---------------------------------------------           -----------
            NEBRASKA--56.6%
            ---------------------------------------------
    445,000 Buffalo County, NE School District No. 007,
            GO, 4.10%, 11/1/2003                               A        443,638
            ---------------------------------------------
  1,000,000 Cass County, NE School District No. 001, GO,
            5.00%, 12/15/2014 (AMBAC)                         AAA       988,730
            ---------------------------------------------
    300,000 Cass County, NE School District No. 001, GO,
            6.25%, 12/1/2014 (FGIC)                           AAA       314,850
            ---------------------------------------------
    300,000 Cornhusker, NE Public Power District, Revenue
            Bonds, 5.20%, 3/1/2003                             A        314,535
            ---------------------------------------------
  1,450,000 Douglas County, NE Hospital Authority No. 02,
            5.125%, 9/1/2012 (Immanuel Medical
            Center)/(AMBAC)                                   AAA     1,477,289
            ---------------------------------------------
    500,000 Douglas County, NE Hospital Authority No. 02,
            Revenue Bonds, 5.00%, 11/15/2000 (Catholic
            Health Corp.)/(MBIA)                              AAA       513,890
            ---------------------------------------------
    750,000 Douglas County, NE School District No. 17,
            GO, 5.30%, 10/1/2007                              A+        776,603
            ---------------------------------------------
    500,000 Douglas County, NE School District No. 17,
            GO, 5.50%, 6/15/2004 (MBIA)                       AAA       514,405
            ---------------------------------------------
    300,000 Douglas County, NE, GO, 4.95%, 7/1/2003           AA+       310,977
            ---------------------------------------------
    400,000 Douglas County, NE, Revenue Bonds, 4.75%,
            5/1/2000 (Joslyn Museum)/(Norwest LOC)            AA        405,968
            ---------------------------------------------
    520,000 Gage County, NE School District No. 015, GO,
            5.50%, 12/15/2009 (AMBAC)                         AAA       546,276
            ---------------------------------------------
    500,000 Grand Island, NE, Revenue Bonds, 5.60%,
            4/1/2006                                           A        536,265
            ---------------------------------------------
    500,000 Grand Island, NE, Revenue Bonds, 5.75%,
            4/1/2007                                           A        539,025
            ---------------------------------------------
    200,000 Grand Island, NE, Revenue Bonds, 6.00%,
            9/1/2000 /(Refunded)                              A+        208,384
            ---------------------------------------------
    500,000 Hall County, NE School District No. 2, GO,
            4.70%, 12/1/2003                                  A1        510,040
            ---------------------------------------------
    500,000 Hall County, NE School District No. 2, GO,
            4.70%, 12/1/2005                                  A1        509,290
            ---------------------------------------------
    400,000 Hall County, NE School District No. 2, GO,
            5.00%, 8/15/2008                                  A1        408,792
            ---------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            NEBRASKA--CONTINUED
            ---------------------------------------------
 $  500,000 Hastings, NE, Revenue Bonds, 4.65%, 1/1/2004       A    $   509,970
            ---------------------------------------------
    300,000 Hastings, NE, Revenue Bonds, 5.20%, 1/1/2000       A        307,182
            ---------------------------------------------
    300,000 Kearney, NE, Revenue Bonds, 5.80%, 6/1/2002       A1        301,275
            ---------------------------------------------
  1,000,000 Lancaster County, NE Hospital Authority No.
            1, Revenue Bonds, 5.10%, 6/1/2010 (Bryan
            Memorial Hospital Project)                        AAA     1,029,300
            ---------------------------------------------
    250,000 Lancaster County, NE Hospital Authority No.
            1, Revenue Bonds, 5.90%, 6/1/2000 (MBIA)          AAA       261,008
            ---------------------------------------------
    200,000 Lancaster County, NE Leasing Corp., Crossover
            Refunding Revenue Bonds, 5.70%, 7/15/2002         AA+       201,188
            ---------------------------------------------
  2,000,000 Lancaster County, NE School District No. 001,
            GO, 5.00%, 1/15/2009                              AAA     2,070,380
            ---------------------------------------------
    600,000 Lancaster County, NE School District No. 145
            Waverly, GO, 5.70%, 12/1/2016 (AMBAC)             AAA       623,484
            ---------------------------------------------
  1,500,000 Lincoln, NE Electric Systems, 5.30%, 9/1/2009     AA      1,569,915
            ---------------------------------------------
    400,000 Lincoln, NE Electric Systems, 5.40%, 9/1/2004
            (Refunded)                                        AA+       428,340
            ---------------------------------------------
    500,000 Lincoln, NE Electric Systems, 5.40%, 9/1/2010     AA        523,670
            ---------------------------------------------
    300,000 Lincoln, NE Hospital, 5.60%, 12/1/2003 (FSA)      AAA       324,306
            ---------------------------------------------
    400,000 Lincoln, NE Waterworks, 4.80%, 8/15/2002          AA+       412,800
            ---------------------------------------------
    500,000 Lincoln, NE Waterworks, 5.30%, 8/15/2009          AA+       523,185
            ---------------------------------------------
    300,000 Lincoln, NE, GO, 4.50%, 9/1/1999                  AAA       300,207
            ---------------------------------------------
    200,000 Lincoln, NE, GO, 4.80%, 5/1/2003                  AAA       200,240
            ---------------------------------------------
    200,000 Lincoln, NE, GO, 5.30%, 12/15/2001                AAA       200,216
            ---------------------------------------------
    500,000 Lincoln-Lancaster County, NE Public Building
            Commission, 5.25%, 10/15/2008                     AA+       532,695
            ---------------------------------------------
    250,000 Lincoln-Lancaster County, NE Public Building
            Commission, 5.80%, 10/15/2018                     AA+       263,790
            ---------------------------------------------
    400,000 Madison County, NE School District No. 2, GO,
            5.10%, 6/1/2009 (AMBAC)                           AAA       407,444
            ---------------------------------------------
    400,000 Municipal Energy Agency of Nebraska, 5.40%,
            4/1/2003 (AMBAC)                                  AAA       421,792
            ---------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            NEBRASKA--CONTINUED
            ---------------------------------------------
 $  500,000 Nebraska Educational Finance Authority,
            Revenue Bonds, 5.60%, 11/1/2003 (Creighton
            University Project)/(MBIA)                        AAA   $   511,845
            ---------------------------------------------
    225,000 Nebraska Investment Finance Authority, 5.40%,
            9/1/2003                                          AAA       235,647
            ---------------------------------------------
     32,000 Nebraska Investment Finance Authority, 6.50%,
            9/15/2014 (GNMA COL)                              AAA        32,046
            ---------------------------------------------
    135,000 Nebraska Investment Finance Authority, 6.80%,
            3/15/1999 (GNMA COL)                              AAA       138,357
            ---------------------------------------------
    490,000 Nebraska Investment Finance Authority, 5.55%,
            5/15/2003 (Great Plains Regional Medical
            Center Project)/(Asset Guaranty)                  AA        520,669
            ---------------------------------------------
    360,000 Nebraska Investment Finance Authority, 6.40%,
            7/1/2005                                          A+        390,996
            ---------------------------------------------
  1,000,000 Nebraska Investment Finance Authority,
            Revenue Bonds, 5.00%, 8/15/2011 (AMBAC)           AAA     1,016,210
            ---------------------------------------------
    500,000 Nebraska Public Power District, 4.80%,
            1/1/2003                                          A+        513,885
            ---------------------------------------------
    200,000 Nebraska Public Power District, 5.40%,
            1/1/2000                                          A+        205,530
            ---------------------------------------------
    225,000 Nebraska Public Power District, 6.00%,
            1/1/2006                                          A+        240,901
            ---------------------------------------------
    300,000 Norris Public Power District, 4.85%, 1/1/2003      A        308,451
            ---------------------------------------------
    300,000 Norris Public Power District, 5.20%, 1/1/1999      A        301,644
            ---------------------------------------------
    540,000 Omaha, NE Airport Authority, 5.00%, 1/1/2008
            (MBIA)                                            AAA       560,687
            ---------------------------------------------
    215,000 Omaha, NE Auditorium Facilities Corp., 4.55%,
            8/15/2002                                         AA+       219,702
            ---------------------------------------------
    475,000 Omaha, NE Parking Facilities Corp., 5.20%,
            9/15/2009                                         AA+       500,042
            ---------------------------------------------
    500,000 Omaha, NE Parking Facilities Corp., 5.70%,
            9/15/2015                                         AA+       530,595
            ---------------------------------------------
    200,000 Omaha, NE Public Power District, Revenue
            Bonds, 5.55%, 2/1/1999                            AAA       203,568
            ---------------------------------------------
    500,000 Omaha, NE Public Power District, Revenue
            Bonds, 5.35%, 2/1/2001                            Aa2       519,105
            ---------------------------------------------
    490,000 Omaha, NE Public Power District, Revenue
            Bonds, 4.20%, 2/1/2001                            AA        493,518
            ---------------------------------------------
    500,000 Omaha, NE Public Power District, Revenue
            Bonds, 5.10%, 2/1/2003                            AA        522,315
            ---------------------------------------------
    405,000 Omaha, NE Riverfront Development Corp.,
            Revenue Bonds, 4.60% 12/1/2004 (Douglas
            County, NE GTD)                                   AA+       405,348
            ---------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            NEBRASKA--CONTINUED
            ---------------------------------------------
 $  500,000 Omaha, NE School District, GO, 4.85%,
            6/15/2004                                         AAA   $   511,455
            ---------------------------------------------
    500,000 Omaha, NE School District, GO, 5.35%,
            6/15/2005                                         AAA       510,385
            ---------------------------------------------
    700,000 Omaha, NE, GO, 5.25%, 12/1/2012                   AAA       729,771
            ---------------------------------------------
    500,000 Omaha, NE, GO, 6.10%, 9/1/2004                    AAA       541,060
            ---------------------------------------------
    510,000 Omaha, NE, Revenue Bonds, 5.20%, 1/15/2002        AA        531,379
            ---------------------------------------------
    400,000 Omaha-Douglas County, NE Public Building
            Commission, GO, 5.35%, 5/1/1999                   AA        407,424
            ---------------------------------------------
    500,000 Papillion La Vista, NE School District No.
            027, GO, 4.60%, 11/1/2003                         A+        506,760
            ---------------------------------------------
    500,000 University of Nebraska Facilities Corp.,
            4.90%, 1/1/2003 (University of Nebraska
            Medical Center Project)                           AA-       516,390
            ---------------------------------------------
    700,000 University of Nebraska Facilities Corp.,
            5.45%, 7/1/2008 (University of Nebraska
            Medical Center Project)                           AA-       728,623
            ---------------------------------------------
  1,200,000 University of Nebraska Facilities Corp.,
            4.95%, 11/1/2009 (Mem. Stadium Project)           AA-     1,229,172
            ---------------------------------------------
    370,000 University of Nebraska, 4.60%, 5/15/2003 UNO
            Std. Fee                                          A+        375,979
            ---------------------------------------------
    330,000 University of Nebraska, 4.90%, 7/1/2005 UNL
            Std. Fee                                          A+        340,296
            ---------------------------------------------
    210,000 University of Nebraska, 4.90%, 7/1/2006 UNK
            Std. Fee                                           A        212,894
            ---------------------------------------------
    275,000 University of Nebraska, 5.15%, 7/1/2009 UNK
            Std. Fee                                           A        278,704
            ---------------------------------------------
    440,000 University of Nebraska, 5.00%, 6/1/2007
            (Lincoln Parking Project)                         A-        454,766
            ---------------------------------------------
    310,000 University of Nebraska, 5.40%, 6/1/2013
            (Lincoln Parking Project)                         A-        318,413
            ---------------------------------------------           -----------
             Total                                                   37,295,876
            ---------------------------------------------           -----------
            NEVADA--1.9%
            ---------------------------------------------
    500,000 Clark County, NV School District, GO, 6.375%,
            6/15/2005 (FGIC)                                  AAA       563,530
            ---------------------------------------------
    240,000 Nevada Housing Division, 5.60%, 10/1/2007         Aaa       253,008
            ---------------------------------------------
    385,000 Nevada State, GO, 5.40%, 2/1/2008                 AA        408,404
            ---------------------------------------------           -----------
             Total                                                    1,224,942
            ---------------------------------------------           -----------
            NEW YORK--1.0%
            ---------------------------------------------
    150,000 New York City, NY, GO, 7.25%, 10/1/2005
            (Refunded)                                        AAA       160,323
            ---------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            NEW YORK--CONTINUED
            ---------------------------------------------
 $  250,000 New York State Environmental Facilities
            Corp., 6.20%, 6/15/2001                            A    $   266,988
            ---------------------------------------------
    250,000 Triborough Bridge & Tunnel Authority, NY,
            5.55%, 1/1/2000 (FGIC)                            AAA       258,025
            ---------------------------------------------           -----------
             Total                                                      685,336
            ---------------------------------------------           -----------
            OHIO--3.2%
            ---------------------------------------------
    200,000 Columbus, OH City School District, GO, 6.95%,
            2/1/2002 (Refunded)                               NR        214,596
            ---------------------------------------------
    150,000 Columbus, OH, GO, 7.00%, 7/1/1999 (Refunded)      Aaa       156,414
            ---------------------------------------------
    500,000 Northeast OH Regional Sewer District, 5.10%,
            11/15/2007 (AMBAC)                                AAA       528,250
            ---------------------------------------------
    400,000 Ohio State, GO, 4.70%, 2/1/2002                   AA+       410,220
            ---------------------------------------------
    500,000 Ohio State, GO, 4.85%, 8/1/2007                   AA+       519,935
            ---------------------------------------------
    250,000 Ohio State, GO, 5.80%, 8/1/2001                   AA+       264,930
            ---------------------------------------------           -----------
             Total                                                    2,094,345
            ---------------------------------------------           -----------
            OKLAHOMA--0.4%
            ---------------------------------------------
    255,000 Oklahoma City, OK, GO, 4.20%, 7/1/2000
            (Refunded)                                        Aaa       257,229
            ---------------------------------------------           -----------
            PUERTO RICO--0.8%
            ---------------------------------------------
    500,000 Commonwealth of Puerto Rico, GO, 5.20%,
            7/1/2006 (MBIA)                                   AAA       533,775
            ---------------------------------------------           -----------
            TEXAS--4.9%
            ---------------------------------------------
    250,000 Austin, TX, GO, 7.30%, 9/1/1998 (Refunded)        AA        254,755
            ---------------------------------------------
     25,000 Birdville, TX ISD, GO, 4.25%, 2/15/2001           AAA        25,211
            ---------------------------------------------
    475,000 Birdville, TX ISD, GO, 4.25%, 2/15/2001           AAA       478,615
            ---------------------------------------------
    500,000 Fort Bend, TX ISD, GO, 5.50%, 2/15/2010
            (PSFG)                                            AAA       515,040
            ---------------------------------------------
    300,000 Georgetown, TX , Revenue Bonds, 6.30%,
            8/15/2000 (MBIA)                                  AAA       316,974
            ---------------------------------------------
    300,000 Houston, TX, ISD, GO, 5.40%, 8/15/2001 (PSFG)     AAA       313,761
            ---------------------------------------------
    300,000 Houston, TX, GO, 5.90%, 3/1/2003                  AA-       319,557
            ---------------------------------------------
    240,000 San Antonio, TX Water Authority, 5.90%,
            5/15/2000 (FGIC)                                  AAA       250,445
            ---------------------------------------------
    300,000 San Antonio, TX, GO, 5.30%, 8/1/2003              AA        314,433
            ---------------------------------------------


GREAT PLAINS TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            TEXAS--CONTINUED
            ---------------------------------------------
 $  380,000 Wylie, TX, ISD, GO, 6.20%, 8/15/2004 (PSFG)       Aaa   $   422,188
            ---------------------------------------------           -----------
             Total                                                    3,210,979
            ---------------------------------------------           -----------
            UTAH--1.6%
            ---------------------------------------------
    500,000 Salt Lake City, UT School District, GO,
            4.80%, 3/1/2008                                   Aaa       512,700
            ---------------------------------------------
    500,000 Utah State University, 5.55%, 12/1/2005
            (MBIA)                                            AAA       536,295
            ---------------------------------------------           -----------
             Total                                                    1,048,995
            ---------------------------------------------           -----------
            VIRGINIA--2.2%
            ---------------------------------------------
    400,000 Fairfax County, VA, GO, 5.00%, 6/1/2002           AAA       412,972
            ---------------------------------------------
  1,000,000 Roanoke, VA, GO, 5.00%, 8/1/2009                  AA      1,038,680
            ---------------------------------------------           -----------
             Total                                                    1,451,652
            ---------------------------------------------           -----------
            WASHINGTON--3.9%
            ---------------------------------------------
  1,155,000 Seattle, WA Municipal Lighting & Power,
            Revenue Bonds, 5.00%, 7/1/2008                    AA      1,205,196
            ---------------------------------------------
    250,000 Snohomish County, WA, 6.30%, 12/1/1999 (MBIA)     AAA       260,915
            ---------------------------------------------
    500,000 Washington State Health Care Facility
            Authority, Revenue Bonds, 5.90%, 10/1/2003
            (Sisters of Providence)/(FGIC)                    AAA       541,450
            ---------------------------------------------
    250,000 Washington State, GO, 7.00%, 9/1/1998             AA+       254,398
            ---------------------------------------------
    300,000 Washington State, GO, 7.30%, 10/1/1998            AA+       306,588
            ---------------------------------------------           -----------
             Total                                                    2,568,547
            ---------------------------------------------           -----------
            WISCONSIN--2.9%
            ---------------------------------------------
    500,000 Appleton, WI, Revenue Bonds, 5.35%, 1/1/2005      A1        516,425
            ---------------------------------------------
    350,000 Milwaukee, WI, GO, 5.90%, 6/15/2004               AA+       374,511
            ---------------------------------------------
    500,000 Neenah, WI Joint School District, 5.20%,
            3/1/2008                                          Aa        522,065
            ---------------------------------------------
    500,000 Wisconsin State, GO, 5.00%, 5/1/2000              AA        511,215
            ---------------------------------------------           -----------
             Total                                                    1,924,216
            ---------------------------------------------           -----------
            TOTAL LONG-TERM MUNICIPAL SECURITIES
            (IDENTIFIED COST $60,854,764)                            63,422,135
            ---------------------------------------------           -----------


GREAT PLAINS TAX-FREE BOND FUND
-------------------------------------------------------------------------------

                                                            CREDIT
  SHARES                                                    RATING*    VALUE
 --------- ----------------------------------------------   ------- -----------
 MUTUAL FUNDS--2.8%
 --------------------------------------------------------
 1,862,310 Benchmark Tax Exempt Fund (AT NET ASSET VALUE)           $ 1,862,310
           ----------------------------------------------           -----------
           TOTAL INVESTMENTS (IDENTIFIED COST
           $62,717,074)(A)                                          $65,284,445
           ----------------------------------------------           -----------

(a) The cost of investments for federal tax purposes amounts to $62,717,074. The net unrealized appreciation of investments on a federal tax basis amounts to $2,567,371 which is comprised of $2,567,382 appreciation and $11 depreciation at February 28, 1998.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($65,831,024) at February 28, 1998.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation Asset Guaranty--Asset Guaranty Reinsurance Company COL--Collateralized FGIC--Financial Guaranty Insurance Company FSA--Financial Security Assurance GNMA--Government National Mortgage Association GO--General Obligation GTD--Guaranty INS--Insured ISD--Independent School District LOC--Letter of Credit MBIA--Municipal Bond Investors Assurance PSFG--Permanent School Fund Guarantee REFUNDED--Secured by U.S. Government Securities as Collateral Q-SBLF--Qualified State Bond Loan Fund

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS TAX-FREE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Total investments in securities, at
 value (identified and tax cost
 $62,717,074)                         $65,284,445
-------------------------------------
Income receivable                         837,747
------------------------------------- -----------
  Total assets                         66,122,192
-------------------------------------
LIABILITIES:
---------------------------
Income distribution payable  $222,090
---------------------------
Accrued expenses               69,078
---------------------------  --------
  Total liabilities                       291,168
------------------------------------- -----------
NET ASSETS for 6,526,232 shares       $65,831,024
 outstanding                          -----------
-------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------
Paid in capital                       $63,230,141
-------------------------------------
Net unrealized appreciation of
 investments                            2,567,371
-------------------------------------
Accumulated net realized gain on           33,512
 investments                          -----------
-------------------------------------
  Total Net Assets                    $65,831,024
------------------------------------- -----------
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PROCEEDS PER SHARE:
-------------------------------------
Net Asset Value Per Share
 ($65,831,024 / 6,526,232 shares           $10.09
 outstanding)                         -----------
-------------------------------------
Offering Price Per Share (100/97.00        $10.40
 of $10.09)*                          -----------
-------------------------------------
Redemption Proceeds Per Share              $10.09
------------------------------------- -----------

*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS TAX-FREE BOND FUND
STATEMENT OF OPERATIONS
PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)(A)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------
Interest                                                            $1,378,089
------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $134,308
--------------------------------------------------------
Administrative personnel and services fee                   37,789
--------------------------------------------------------
Custodian fees                                               7,909
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses     9,986
--------------------------------------------------------
Trustees' fees                                               2,035
--------------------------------------------------------
Legal fees                                                   2,081
--------------------------------------------------------
Portfolio accounting fees                                   14,888
--------------------------------------------------------
Share registration costs                                    13,887
--------------------------------------------------------
Printing and postage                                         5,428
--------------------------------------------------------
Insurance premiums                                           1,357
--------------------------------------------------------
Miscellaneous                                                2,262
--------------------------------------------------------  --------
  Total expenses                                           231,930
--------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------
 Waiver of investment advisory fee                            (865)
--------------------------------------------------------  --------
  Net expenses                                                         231,065
------------------------------------------------------------------  ----------
    Net investment income                                            1,147,024
------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------
Net realized gain on investments                                        43,875
------------------------------------------------------------------
Net change in unrealized appreciation of investments                 2,567,371
------------------------------------------------------------------  ----------
  Net realized and unrealized gain on investments                    2,611,246
------------------------------------------------------------------  ----------
    Change in net assets resulting from operations                  $3,758,270
------------------------------------------------------------------  ----------

(a)For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS TAX-FREE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  PERIOD ENDED
                                   (UNAUDITED)
                                  FEBRUARY 28,
                                     1998(A)
------------------------------------------------------------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------
Net investment income                                               $ 1,147,024
-------------------------------------------------------------------
Net realized gain on investments ($43,875, net gain,
as computed for federal tax purposes)                                    43,875
-------------------------------------------------------------------
Net change in unrealized appreciation                                 2,567,371
------------------------------------------------------------------- -----------
  Change in net assets resulting from operations                      3,758,270
  ----------------------------------------------------------------- -----------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------
Distributions from net investment income                             (1,147,024)
-------------------------------------------------------------------
Distributions from net realized gains                                   (10,363)
------------------------------------------------------------------- -----------
  Change in net assets resulting from distributions to shareholders  (1,157,387)
  ----------------------------------------------------------------- -----------
SHARE TRANSACTIONS--
-------------------------------------------------------------------
Proceeds from sale of shares                                         65,972,475
-------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
 distributions declared                                                     193
-------------------------------------------------------------------
Cost of shares redeemed                                              (2,742,527)
------------------------------------------------------------------- -----------
  Change in net assets resulting from share transactions             63,230,141
  ----------------------------------------------------------------- -----------
    Change in net assets                                             65,831,024
    ---------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------
Beginning of period                                                          --
------------------------------------------------------------------- -----------
End of period                                                       $65,831,024
------------------------------------------------------------------- -----------

(a)For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)


GREAT PLAINS FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

1. ORGANIZATION

Great Plains Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

              PORTFOLIO NAME             DIVERSIFICATION   INVESTMENT OBJECTIVE
---------------------------------------------------------------------------------
  Great Plains Equity Fund               Non-diversified To seek total return
   ("Equity Fund")                                       (consisting of current
                                                         income and capital
                                                         appreciation) over the
                                                         long-term.
---------------------------------------------------------------------------------
  Great Plains International Equity Fund Non-diversified To seek total return
   ("International Equity Fund")*                        (consisting of current
                                                         income and capital
                                                         appreciation) over the
                                                         long-term.
---------------------------------------------------------------------------------
  Great Plains Premier Fund              Non-diversified To seek total return
   ("Premier Fund")                                      (consisting of current
                                                         income and capital
                                                         appreciation) over the
                                                         long-term.
---------------------------------------------------------------------------------
  Great Plains Intermediate Bond Fund    Diversified     To seek total return
   ("Intermediate Bond Fund")                            (consisting of current
                                                         income and capital
                                                         appreciation).
---------------------------------------------------------------------------------
  Great Plains Tax-Free Bond Fund        Non-diversified To seek current income
   ("Tax-Free Fund")                                     that is exempt from
                                                         federal regular income
                                                         tax and secondarily to
                                                         seek current income
                                                         that is also exempt
                                                         from the regular income
                                                         taxes imposed by the
                                                         State of Nebraska.


*International Equity Fund was effective but had no public investment as of February 28, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale


GREAT PLAINS FUNDS
-------------------------------------------------------------------------------
  price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.



GREAT PLAINS FUNDS
--------------------------------------------------------------------------------
3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                            EQUITY FUND
                                                            ------------
                                                            PERIOD ENDED
                                                            FEBRUARY 28,
                                                              1998(A)
                                                            ------------
                                                               SHARES
----------------------------------------------------------- ------------
Shares sold                                                  19,742,860
-----------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                         7,020
-----------------------------------------------------------
Shares redeemed                                              (1,016,450)
-----------------------------------------------------------  ----------
  Net change resulting from Equity Fund share transactions   18,733,430
  ---------------------------------------------------------  ----------
                                                              PREMIER
                                                                FUND
                                                            ------------
                                                            PERIOD ENDED
                                                            FEBRUARY 28,
                                                              1998(A)
                                                            ------------
                                                               SHARES
----------------------------------------------------------- ------------
Shares sold                                                   2,627,076
-----------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                           168
-----------------------------------------------------------
Shares redeemed                                                (137,503)
-----------------------------------------------------------  ----------
  Net change resulting from Premier Fund share transactions   2,489,741
  ---------------------------------------------------------  ----------
                                                            INTERMEDIATE
                                                             BOND FUND
                                                            ------------
                                                            PERIOD ENDED
                                                            FEBRUARY 28,
                                                              1998(A)
                                                            ------------
                                                               SHARES
----------------------------------------------------------- ------------
Shares sold                                                  14,141,078
-----------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                       105,544
-----------------------------------------------------------
Shares redeemed                                                (766,558)
-----------------------------------------------------------  ----------
  Net change resulting from Intermediate Bond Fund share     13,480,064
   transactions                                              ----------
  ---------------------------------------------------------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.


GREAT PLAINS FUNDS
-------------------------------------------------------------------------------

                            TAX-FREE
                              FUND
                          ------------
                          PERIOD ENDED
                          FEBRUARY 28,
                            1998(A)
                          ------------
                             SHARES
------------------------  ------------
Shares sold                6,799,495
------------------------
Shares issued to
 shareholders in payment
 of distributions
 declared                         19
------------------------
Shares redeemed             (273,282)
------------------------   ---------
  Net change resulting
   from Tax-Free Fund      6,526,232
   share transactions      ---------
  ----------------------

(a) For the period from September 29, 1997 (date of initial public investment) to February 28, 1998.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--First Commerce Investors, Inc., the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

                        ANNUAL
FUND                     RATE
----------------------  ------
Equity Fund              0.75%
----------------------
Premier Fund             1.00%
----------------------
Intermediate Bond Fund   0.50%
----------------------
Tax-Free Fund            0.50%
----------------------

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of the Trust for the period.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.



GREAT PLAINS FUNDS
-------------------------------------------------------------------------------
CUSTODIAN FEES--National Bank of Commerce is the Funds' custodian for which it receives a fee. The fee is based upon, the market value of the Funds' securities held in custody for the period, plus certain out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were initially borne by FServ. The Funds have agreed to reimburse FServ for the organizational expenses during the five year period following each Fund's effective date. The organizational expenses for each Fund are estimated as listed below:

                        EXPENSES OF
                        ORGANIZING
FUND                     THE FUNDS
----------------------  -----------
Equity Fund               $7,350
----------------------
Premier Fund              $1,750
----------------------
Intermediate Bond Fund    $5,690
----------------------
Tax-Free Fund             $4,910
----------------------

INTERFUND TRANSACTIONS--During the period ended February 28, 1998, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and were attributable to the conversion of assets of common and collective trust funds into each of the funds. Interfund transactions were as follows:

FUND                     PURCHASES   SALES
----------------------  ------------ -----
Equity Fund             $180,831,842  $--
----------------------
Premier Fund            $ 20,989,011  $--
----------------------
Intermediate Bond Fund  $123,275,272  $--
----------------------
Tax-Free Fund           $ 61,435,262  $--
----------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term and conversion securities, for the period ended February 28, 1998, were as follows:

FUND                     PURCHASES     SALES
----------------------  ----------- -----------
Equity Fund             $99,899,409 $21,519,976
----------------------
Premier Fund            $24,806,179 $ 4,629,517
----------------------
Intermediate Bond Fund  $63,574,747 $ 2,955,051
----------------------
Tax-Free Fund           $ 4,678,310 $ 2,370,522
----------------------



GREAT PLAINS FUNDS
-------------------------------------------------------------------------------
6. CONCENTRATION OF CREDIT RISK

Since Tax-Free Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at February 28, 1998, 29.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.0% of total investments.

 H.Please delete the Funds' and Distributor's addresses on page 46 and replace them with the following:

  5800 Corporate Drive
  Pittsburgh, Pennsylvania 15237-5829



Cusip 391163102 Cusip 391163201 Cusip 391163300 Cusip 391163409 Cusip 391163508
G02264-03 (4/98)
                                                           [RECYCLED LOGO]







GREAT PLAINS EQUITY FUND


GREAT PLAINS INTERNATIONAL EQUITY FUND


GREAT PLAINS PREMIER FUND


GREAT PLAINS INTERMEDIATE BOND FUND


GREAT PLAINS TAX-FREE BOND FUND

(Portfolios of Great Plains Funds)
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 18, 1997

A. Effective January 23, 1998, the contract between First Commerce Investors, Inc. (the "Adviser") and Peter Kinney (the "Sub-Adviser") was terminated. Accordingly, please delete all references to the Sub-Adviser.

B. Please delete the section entitled "Great Plains Funds Management" which begins on page 13 and replace it with the following: GREAT PLAINS FUNDS MANAGEMENT OFFICERS AND TRUSTEES

Officers and Trustees are listed with their addresses, principal occupations, birthdates and present positions, including any affiliation with First Commerce Investors, Inc., National Bank of Commerce, Federated Investors, Edgewood Services, Inc., Federated Shareholder Services Company and Federated Services Company.

Dr. Keith L. Broman*
3540 Calvert St.
Lincoln, NE 68506

Birthdate:  July 13, 1922

Trustee

Professor Emeritus, University of Nebraska.


Hugh Hansen@
1325 Fall Creek Road
Lincoln, NE 68510

Birthdate: September 27, 1927

Trustee

Consultant, First Commerce Bancshares, Inc.; Formerly, President, COO and Director, First Commerce Bancshares, Inc.; Formerly, Vice Chairman and Director, National Bank of Commerce; Formerly, Chairman and Director, North Platte National Bank; Formerly, Director, First National Bank, Kearney, NE, McCook, NE and West Point, NE; Formerly, Director, First Commerce Mortgage Co.; Formerly, Director, Overland National Bank; Formerly, Director, NBC Computer Services Corporation.

George E. Howard@+
3901 South 27th Street, #50
Lincoln, NE 68508

Birthdate: August 11, 1924

Trustee

Formerly, Chairman and CEO, Lincoln Mutual Life Insurance Company.


Dr. Martin A. Massengale+
220 Keim Hall
University of Nebraska-Lincoln
Lincoln, NE  68583-0953

Birthdate: October 25, 1933

Trustee

Distinguished Professor, President Emeritus, Director for Grassland Studies, and Foundation, University of Nebraska; Director, IBP, Inc., America First Companies LLC, and Woodmen Life and Accident Company.


Keith C. Mitchell
621 Rose Street
Lincoln, NE 68502

Birthdate: September 25, 1943

Trustee

Vice President and Chief Financial Officer, MDS-Harris; Financial Consultant; General Partner, Deloitte & Touche LLP.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate:  October 22, 1930

President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of certain investment companies distributed, organized, or advised by Federated Investors and its affiliates (Federated Funds); President, Executive Vice President and Treasurer of some of the Federated Funds.


James Stuart, III
610 NBC Center
Lincoln, NE 68508

Birthdate: December 4, 1963

Vice President

Chairman and Chief Executive Officer, First Commerce Investors, Inc.; Chief Investment Officer and Secretary, Stuart Global Investment Company, BVI; James Stuart, III, Sole Proprietorship, Consultant; Stuart Investment Co., Executive Vice President.

Anne E. Hansen
610 NBC Center
Lincoln, NE 68508

Birthdate: October 3, 1960

Vice President

Vice President and Compliance Officer, First Commerce Investors, Inc.


C. Christine Thomson
Federated Investors Tower
Pittsburgh, PA 15222

Birthdate: September 1, 1957

Vice President and Treasurer


Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA 15222

Birthdate: November 17, 1961

Secretary

Corporate Counsel and Vice President, Federated Services Company; formerly Attorney, Morrison & Foerster (law firm).


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

         +  Member of the Audit Committee.

C. Please insert the following as the second paragraph of the section entitled "Fund Ownership" on page 15.
      "As of April 6, 1998, the following shareholders of record owned 5% or more of the outstanding shares of the Funds: Firlin and Company, c/o NBC Trust Division, Lincoln, Nebraska, owned approximately 17,748,199 shares (95.77%) of the Equity Fund; Firlin and Company, c/o NBC Trust Division, Lincoln, Nebraska, owned approximately 2,256,300 shares (93.67%) of the Premier Fund; Firlin and Company, c/o NBC Trust Division, Lincoln, Nebraska, owned approximately 13,445,919 shares (98.30%) of the Intermediate Bond Fund; and Firlin and Company, c/o NBC Trust Division, Lincoln, Nebraska, owned approximately 6,258,337 shares (96.58%) of the Tax-Free Bond Fund
D. Please insert the following as the second paragraph of the section entitled "Advisory Fees" on page 16.
   "For the period from September 29, 1997, (date of initial public investment) to February 28, 1998, the Adviser earned advisory fees of $570,053, $90,545, $267,770, and $134,308, respectively, from the Equity Fund, the Premier Fund, the Intermediate Bond Fund, and the Tax-Free Bond Fund, respectively, of which $2,159, $18,320, $987, and $865, respectively, were waived."
E. Please insert the following as the second paragraph of the section entitled "Sub-Advisory Fees" on page 16.
   "For the period from September 29, 1997, (date of initial public investment) to February 28, 1998, the Sub-Adviser earned advisory fees of $24,770 paid by the Adviser under the sub-advisory agreement between the Adviser and the Sub-Adviser, none of which were waived."

F. Please delete the third sentence of the section entitled "Custodian" on page 16 and replace it with the following:
   "The Bank's fees for custody services are based upon the market value of the Funds' securities held in custody plus certain out-of-pocket expenses." G. Please insert the following as the second paragraph of the section entitled "Brokerage Transactions" which begins on page 16.
   "For the period from September 29, 1997, (date of initial public investment) to February 28, 1998, the Equity Fund, the Premier Fund, the Intermediate Bond Fund, and the Tax-Free Bond Fund, respectively, paid total brokerage commissions of $61,827, $17,565, $0, and $0, respectively."
H. Please insert the following as the second paragraph of the section entitled "Administrative Arrangements" on page 17. "For the period from September 29, 1997, (date of initial public investment) to February 28, 1998, the Equity Fund, the Premier Fund, the Intermediate Bond Fund, and the Tax-Free Bond Fund, respectively, incurred $106,632, $12,691, $75,126, and $37,789, respectively, in costs for administrative services, none of which were waived."
I. Please delete the second paragraph of the section entitled "Total Return" on page 20 and replace it with the following: "The Equity Fund's cumulative total return for the period from September 29, 1997 (date of initial public investment) to February 28, 1998, was 6.19%. The Premier Fund's cumulative total return for the period from September 29, 1997 (date of initial public investment) to February 28, 1998, was 0.50%. The Intermediate Bond Fund's cumulative total return for the period from September 29, 1997 (date of initial public investment) to February 28, 1998, was 1.05%. The Tax-Free Bond Fund's cumulative total return for the period from September 29, 1997 (date of initial public investment) to February 28, 1998, was (0.41)%. Cumulative total return reflects a Fund's total performance over a specific period of time. The Funds' total returns are representative of only five months of investment activity."
J. Please insert the following as the third paragraph of the section entitled "Yield" on page 20.
   "The Equity Fund's yield for the thirty-day period ended February 28, 1998, was 0.26%. The Premier Fund's yield for the thirty-day period ended February 28, 1998, was 0.43%. The Intermediate Bond Fund's yield for the thirty-day period ended February 28, 1998, was 5.27%. The Tax-Free Bond Fund's yield for the thirty-day period ended February 28, 1998, was 3.36%."

K. Please insert the following as the second paragraph of the section entitled "Tax-Equivalent Yield" on page 21. "The Tax-Free Bond Fund's tax-equivalent yield for the thirty-day period ended February 28, 1998, was 7.42%."

L. Please delete the tax-equivalency table on page 21 and replace it with the following:

                        TAXABLE YIELD EQUIVALENT FOR 1998

                                        STATE OF NEBRASKA
            COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  20.01%    34.68%       37.68%        42.68%        46.28%


      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER
      RETURN      42,350    102,300      155,950       278,450      $278,450

      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER
      RETURN      25,350    61,400       128,100       278,450      $278,450

      TAX-EXEMPT
      YIELD                   TAXABLE YIELD EQUIVALENT

        2.00%      2.50%     3.06%       3.21%         3.49%         3.72%
        2.50%      3.13%     3.83%       4.01%         4.36%         4.65%
        3.00%      3.75%     4.59%       4.81%         5.23%         5.58%
        3.50%      4.38%     5.36%       5.62%         6.11%         6.52%
        4.00%      5.00%     6.12%       6.42%         6.98%         7.45%
        4.50%      5.63%     6.89%       7.22%         7.85%         8.38%
        5.00%      6.25%     7.65%       8.02%         8.72%         9.31%
        5.50%      6.88%     8.42%       8.83%         9.60%        10.24%
        6.00%      7.50%     9.19%       9.63%        10.47%        11.17%
        6.50%      8.13%     9.95%      10.43%        11.34%        12.10%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

M. Please delete the tax-equivalency table on page 22 and replace it with the following:


                        TAXABLE YIELD EQUIVALENT FOR 1998
                            MULTISTATE MUNICIPAL FUND
      FEDERAL INCOME TAX BRACKET:
                  15.00%    28.00%       31.00%        36.00%        39.60%


      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER
      RETURN      42,350    102,300      155,950       278,450      $278,450

      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER
      RETURN      25,350    61,400       128,100       278,450      $278,450

      Tax-Exempt
      Yield                   Taxable Yield Equivalent

        1.00%      1.18%     1.39%       1.45%         1.56%         1.66%
        1.50%      1.76%     2.08%       2.17%         2.34%         2.48%
        2.00%      2.35%     2.78%       2.90%         3.13%         3.31%
        2.50%      2.94%     3.47%       3.62%         3.91%         4.14%
        3.00%      3.53%     4.17%       4.35%         4.69%         4.97%
        3.50%      4.12%     4.86%       5.07%         5.47%         5.79%
        4.00%      4.71%     5.56%       5.80%         6.25%         6.62%
        4.50%      5.29%     6.25%       6.52%         7.03%         7.45%
        5.00%      5.88%     6.94%       7.25%         7.81%         8.28%
        5.50%      6.47%     7.64%       7.97%         8.59%         9.11%
        6.00%      7.06%     8.33%       8.70%         9.38%         9.93%
        6.50%      7.65%     9.03%       9.42%        10.16%        10.76%
        7.00%      8.24%     9.72%      10.14%        10.94%        11.59%
        7.50%      8.82%    10.42%      10.87%        11.72%        12.42%
        8.00%      9.41%    11.11%      11.59%        12.50%        13.25%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares. *Some portion of the Tax-Free Bond Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

EDGEWOOD SERVICES, INC.
Distributor

Cusip 391163102 Cusip 391163201 Cusip 391163300 Cusip 391163409 Cusip 391163508
G02264-04 (4/98)